Share-based Payments	6 Months Ended
Sep. 30, 2021
Disclosure Of Share-based Payments [Abstract]
Share-based Payments	Share-based Payments
There were no share-based plans in the reported period other than those described in the consolidated financial statement as of March 31, 2021.
There was a change in the number of shares granted because of leavers and the Company changed its assumptions related to non-market conditions. This resulted in a change of number of shares for the calculation of the share based payment reserve:

	SOP	RSA
Number of shares as of April 1, 2021	8,456,527	475,491
Changes due to leavers and non-market conditions	(111,246)	(31,251)
Number of shares as of September 30, 2021	8,345,281	444,240

	SOP	RSA
Number of shares as of July 1, 2021	8,456,527	475,491
Changes due to leavers and non-market conditions	(111,246)	(31,251)
Number of shares as of September 30, 2021	8,345,281	444,240